Business Combinations (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Business Acquisition [Line Items]
Schedule of Proforma Information
The following table presents the pro forma combined results of operations for the business combinations for the years ended December 31, 2020 and December 31, 2019 as though the acquisitions had been completed as of January 1, 2019. The year ended December 31, 2020 includes the pre-acquisition
2020 period, the Predecessor 2020 Period, and the Successor 2020 Period. The year ended December 31, 2019 includes the pre-acquisition
2019 period and the Predecessor 2019 Period.

	Pro forma for the year ended
	December 31, 2020	December 31, 2019
Net revenue	$138,992	$121,231
Net income	3,903	11,772
The following table presents the pro forma combined results of operations for the business combinations for the three and nine-month periods ended September 30, 2020 as though the acquisitions had been completed as of January 1, 2019. The three and nine-month periods ended September 30, 2020 includes the Predecessor Period, the Successor 2020 Period, and the
pre-acquisition
period for all business combinations.

	Pro forma for the three months ended September 30, 2020	Pro forma for the nine months ended September 30, 2020
Revenues	$36,035	$105,749
Net income	2,844	11,029

NuWave Acquisition
Business Acquisition [Line Items]
Schedule of Recognized Identifiable Assets and Liabilities Assumed at Fair Value in Business Combination
The following table summarizes the preliminary fair value of the consideration transferred and the preliminary estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

June 19, 2020
Cash paid	$27,881
Equity issued	2,900

Purchase consideration	$30,781

Assets:
Cash	$1,038
Accounts receivable	3,018
Other current assets	112
Contract assets	1,095
Deposits	27
Property and equipment	77
Intangible assets	16,200

$21,567

Liabilities:
Accounts payable	$365
Accrued liabilities	364
Deferred tax liability	476

$1,205

Fair value of net identifiable assets acquired	20,362

Goodwill	$10,419

The following table summarizes the fair value of the consideration transferred and the preliminary estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

June 19, 2020
Cash paid	$27,881
Equity issued	2,900

Purchase consideration	$30,781

Assets:
Cash	$1,038
Accounts receivable	3,018
Other current assets	112
Contract assets	1,095
Deposits	27
Property and equipment	77
Intangible assets	16,200

$21,567

Liabilities:
Accounts payable	$365
Accrued liabilities	364
Deferred tax liability	476

$1,205

Fair value of net identifiable assets acquired	20,362

Goodwill	$10,419

Schedule of Recognized Intangible Assets Acquired in Business Combination	The following table summarizes the intangible assets acquired by class:

June 19, 2020
Technology	$5,400
Customer relationships	10,800

Total intangible assets	$16,200

The following table summarizes the intangible assets acquired by class:

June 19, 2020
Technology	$5,400
Customer relationships	10,800

Total intangible assets	$16,200

PCI Acquisition
Business Acquisition [Line Items]
Schedule of Recognized Identifiable Assets and Liabilities Assumed at Fair Value in Business Combination
The following table summarizes the preliminary fair value of the consideration transferred and the preliminary estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

October 23, 2020
Cash paid	$55,932
Equity issued	8,143

Purchase consideration	$64,075

Assets:
Cash	$364
Accounts receivable	6,710
Contract assets	4,569
Prepaid expenses and other current assets	383
Property and equipment	218
Other non-current assets	5
Intangible assets	22,800

$35,049

Liabilities:
Accounts payable	$1,131
Deferred tax liability	1,033
Accrued liabilities	3,776

$5,940

Fair value of net identifiable assets acquired	29,109

Goodwill	$34,966

The following table summarizes the preliminary fair value of the consideration transferred and the preliminary estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

October 23, 2020
Cash paid	$55,932
Equity issued	8,143

Purchase consideration	$64,075

Assets:
Cash	$364
Accounts receivable	6,710
Contract assets	4,569
Prepaid expenses and other current assets	383
Property and equipment	218
Other non-current assets	5
Intangible assets	22,800

$35,049

Liabilities:
Accounts payable	$1,131
Deferred tax liability	1,033
Accrued liabilities	4,062

$6,226

Fair value of net identifiable assets acquired	28,823

Goodwill	$35,252

Schedule of Recognized Intangible Assets Acquired in Business Combination	The following table summarizes the intangible assets acquired by class:

October 23, 2020
Customer relationships	$22,800

The following table summarizes the intangible assets acquired by class:

October 23, 2020
Customer relationships	$22,800

Open Solutions Acquisition
Business Acquisition [Line Items]
Schedule of Recognized Identifiable Assets and Liabilities Assumed at Fair Value in Business Combination
The following table summarizes the preliminary fair value of the consideration transferred and the preliminary estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

December 2, 2020
Cash paid	$60,715
Equity issued	2,145

Purchase consideration	$62,860

Assets:
Cash	$63
Accounts receivable	6,127
Prepaid expenses and other current assets	89
Property and equipment	305
Other non-current assets	48
Intangible assets	30,800

$37,432

Liabilities:
Accounts payable	$122
Accrued liabilities	946
Deferred tax liability	334
Other non-current liabilities	27

$1,429

Fair value of net identifiable assets acquired	36,003

Goodwill	$26,857

The following table summarizes the preliminary fair value of the consideration transferred and the preliminary estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

December 2, 2020
Cash paid	$60,715
Equity issued	2,145

Purchase consideration	$62,860

Assets:
Cash	$63
Accounts receivable	6,127
Prepaid expenses and other current assets	89
Property and equipment	305
Other non-current assets	48
Intangible assets	30,800

$37,432

Liabilities:
Accounts payable	$122
Accrued liabilities	946
Deferred tax liability	334
Other non-current liabilities	27

$1,429

Fair value of net identifiable assets acquired	36,003

Goodwill	$26,857

Schedule of Recognized Intangible Assets Acquired in Business Combination	The following table summarizes the intangible assets acquired by class:

December 2, 2020
Technology	$10,300
Customer relationships	20,500

Total intangible assets	$30,800

The following table summarizes the intangible assets acquired by class:

December 2, 2020
Technology	$10,300
Customer relationships	20,500

Total intangible assets	$30,800

ProModel Acquisition
Business Acquisition [Line Items]
Schedule of Recognized Identifiable Assets and Liabilities Assumed at Fair Value in Business Combination
The following table summarizes the preliminary fair value of the consideration transferred and the preliminary estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

December 21, 2020
Cash paid	$43,718

Assets:
Cash	$1,843
Accounts receivable	907
Other receivables	707
Contract assets	779
Prepaid expenses and other current assets	64
Property and equipment	134
Other non-current assets	18
Intangible assets	21,700

$26,152

Liabilities:
Accounts payable	$2
Contract liabilities	501
Accrued liabilities	960

$1,463

Fair value of net identifiable assets acquired	24,689

Goodwill	$19,029

The following table summarizes the preliminary fair value of the consideration transferred and the preliminary estimated fair values of the majorclasses of assets acquired and liabilities assumed as of the acquisition date.

December 21, 2020
Cash paid	$43,718

Assets:
Cash	$1,843
Accounts receivable	907
Other receivables	707
Contract assets	779
Prepaid expenses and other current assets	64
Property and equipment	134
Other non-current assets	18
Intangible assets	21,700

$26,152

Liabilities:
Accounts payable	$2
Contract liabilities	501
Accrued liabilities	1,039

$1,542

Fair value of net identifiable assets acquired	24,610

Goodwill	$19,108

Schedule of Recognized Intangible Assets Acquired in Business Combination	The following table summarizes the intangible assets acquired by class:

December 21, 2020
Technology	$7,000
Customer relationships	14,700

Total intangible assets	$21,700

The following table summarizes the intangible assets acquired by class:

December 21, 2020
Technology	$7,000
Customer relationships	14,700

Total intangible assets	$21,700